                               GRADISON-MCDONALD
                           OHIO TAX-FREE INCOME FUND



LETTER TO SHAREHOLDERS                                         February 14, 1996


Dear Shareholder:

The year ended December 31, 1995 was a very good year for the municipal bond market generally and the Gradison-McDonald Ohio Tax Free Income Fund in particular. A weak U.S. economy and low inflation rate combined to drive interest rates on long-term bonds significantly lower and prices substantially higher. Consequently, the Fund earned a total return for the 12 months ended December 31, 1995 of 16.84% (not including the effect of the sales charge). While this is a very strong performance, municipal bonds could have done even better had it not been for the looming threat of tax reform, which we feel has little chance of passing in its current form.

Looking ahead to 1996, we believe bonds have the potential to move higher in a continuation of the favorable economic environment of last year. With retail sales depressed, industrial production down, consumer confidence low, and layoffs unabated, we see little threat of rising interest rates this year. On the contrary, the Federal Reserve has embarked on a program to stimulate the economy by lowering short-term rates, which could lead to lower rates across the entire maturity spectrum. Of course, the downside is that at some point in the future, the stimulus takes hold, the economy picks up and inflation fears are rekindled. We don't see that as an imminent problem.

As noted above, municipal bond price appreciation has been restrained by the current tax reform discussion, specifically the "flat tax" proposal. Although interesting on the surface, many aspects of a flat tax, such as the loss of the mortgage interest and charitable contribution deductions, the increased borrowing costs of cities and states, the increased tax burden on the middle class, and the negative impact on the budget deficit may make these proposals difficult to enact into law. If the flat tax idea fades or is modified, as we believe it may, municipal bonds could rise as money flows back into the tax free market.

For all of these reasons, we are optimistic about the prospects for bonds and the Gradison-McDonald Ohio Tax Free Income Fund in 1996.

Very truly yours,

/s/ Stephen C. Dilbone

Stephen C. Dilbone
Executive Vice President and Portfolio Manager


                                                             [TELEPHONE GRAPHIC]
                                                                  1-800-869-5999

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (UNAUDITED)


                                                                                       ELEVEN MONTHS
                                                     SIX MONTHS           YEAR             ENDED            FOR THE PERIOD
                                                        ENDED             ENDED        JUNE 30, 1994       SEPT. 18, 1992 TO
                                                   DEC. 31, 1995      JUNE 30, 1995      (NOTE 1)          JULY 31, 1993 (1)
                                                   -------------      -------------    -------------       -----------------

Net asset value at beginning of period                 $12.773           $12.466          $13.316                $12.500
                                                       -------           -------          -------                -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                  .326              .661             .593                   .599
   Net realized and unrealized
      gain (loss) on investments                          .558              .308            (.743)                  .813
                                                       -------           -------          -------                -------
Total income (loss) from investment
   operations                                             .884              .969            (.150)                 1.412
                                                       -------           -------          -------                -------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                  (.324)            (.662)           (.594)                 (.596)
   Distributions from realized capital gains                 -                 -            (.106)                     -
                                                       -------           -------          -------                -------
Total distributions to shareholders                      (.324)            (.662)           (.700)                 (.596)
                                                       -------           -------          -------                -------

Net asset value at end of period                       $13.333           $12.773          $12.466                $13.316
                                                       =======           =======          =======                =======

Total return (2)                                          7.02%             8.00%           (1.27%)                11.56%
                                                       =======           =======          =======                =======

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)                 $  73.0           $  70.0        $    77.6                $  69.6
RATIOS NET OF EXPENSES WAIVED BY THE ADVISER:
   Ratio of expenses to average net assets                 .97%(4)           .97%             .90%(3)(4)             .75%(3)(4)
   Ratio of net investment income to
      average net assets                                  5.00%(4)          5.26%            4.94%(3)(4)            5.25%(3)(4)
RATIOS ASSUMING NO ADVISER WAIVER OF EXPENSES:
   Ratio of expenses to average net assets                 .97%(4)           .97%             .99%(3)(4)            1.14%(3)(4)
   Ratio of net investment income to
      average net assets                                  5.00%(4)          5.26%            4.85%(3)(4)            4.86%(3)(4)
Portfolio turnover rate                                  46.33%            80.19%           55.84%                 45.04%
--------------------------------------------------------------------------------------------------------------------------------

(1) No income was earned or expenses incurred from the date the initial shares were purchased by the adviser (August 21, 1992) through the date of public offering (September 18, 1992).
(2) Total returns are based upon an initial investment purchased without the applicable sales charge, represent the actual returns over those periods, and have not been annualized.
(3) The adviser absorbed expenses of the Fund through waiver of a portion of the investment advisory fee (Note 2).
(4) Annualized.


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

   FACE                         MUNICIPAL BONDS - 97.77%                      COUPON    MATURITY       VALUE
  AMOUNT                                                                       RATE
---------------------------------------------------------------------------------------------------------------
$1,000,000    Akron, OH Waterworks System Mortgage Revenue                     5.90%     3/01/09     $1,051,250
                 Improvement Series 1994
 1,000,000    Anthony Wayne Local School District OH G.O.                      5.75     12/01/18      1,021,250
   545,000    Athens Co., OH Community Mental Health Series 1993 I             5.90      3/01/09        564,756
   335,000    Avon, OH G.O.                                                    6.50     12/01/15        376,037
 1,375,000    Bedford, OH City School District                                 6.25     12/01/13      1,476,406
                 Unlimited Tax G.O.
 1,075,000    Broadview Heights, OH Industrial Development                     6.25      7/01/13      1,126,063
 1,250,000    Cincinnati, OH Urban Redevelopment Improvement G.O.              6.30     12/01/15      1,348,437
 2,950,000    Cleveland, OH Certificates of Participation                      7.10      7/01/02      3,182,313
 2,055,000    Cleveland, OH Parking Facilities Revenue                         8.00      9/15/12      2,203,988
   750,000    Cleveland, OH Public Power System First Mortgage Revenue         7.00     11/15/16        868,125
 1,300,000    Cleveland, OH Urban Renewal Increment Bonds Series 1993          6.75      3/15/18      1,321,125
   100,000    Cleveland, OH Urban Renewal Increment Bonds Series 1993          6.62      3/15/11        101,375
   500,000    Cuyahoga Co., OH Health Care                                     5.30     12/01/25        517,500
                 (Benjamin Rose Institute)
 1,500,000    Cuyahoga Co., OH Hospital Facilities Revenue                     6.25      8/15/10      1,601,250
                 (Cleveland Fairview General and Lutheran Medical Center)
 2,185,000    Cuyahoga Co., OH Industrial Development Revenue                  6.50      6/01/16      2,354,337
 1,500,000    Cuyahoga Co., OH Utility Systems Revenue                         5.85      8/15/10      1,539,375
                 (The Medical Center Company Project)
 1,160,000    Eastern Local School District, Brown Co., OH G.O.                6.25     12/01/17      1,300,650
   900,000    Erie Co., OH Hospital Facilities Revenue                         6.75      1/01/15        955,125
                 (Firelands Hospital)
 1,000,000    Fairfield, OH City School District G.O.                          7.45     12/01/14      1,253,750
 1,200,000    Franklin Co., OH Riverside Hospital                              5.75      5/15/12      1,230,000
   670,000    Franklin Co., OH Hospital Facilities FHA Insured Revenue         7.00      8/01/16        706,850
                 (Worthington Christian Village)
 1,000,000    Franklin Co., OH Doctors' Hospital                               5.80     12/01/05      1,031,250
 1,310,000    Franklin Co., OH Industrial Development Refunding Revenue        5.60      8/01/21      1,314,913
                 (First Community Village Project)
 1,310,000    Franklin Co., OH Industrial Development Revenue                  6.00      9/01/13      1,347,663
                 (Columbus College of Art & Design)
 2,500,000    Gateway Economic Development Corporation of                      6.50      9/15/14      2,487,500
                 Greater Cleveland Stadium Revenue
 2,020,000    Greater Cincinnati, OH Mortgage Revenue Refunding                6.90      8/01/25      2,161,400
                 (Walnut Towers Project)
   500,000    Hamilton Co., OH Hospital Facilities Revenue                     6.75      5/15/09        528,750
                 (Children's Hospital)
---------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

    FACE                        MUNICIPAL BONDS (CONTINUED)                    COUPON    MATURITY        VALUE
   AMOUNT                                                                       RATE
----------------------------------------------------------------------------------------------------------------
$   750,000    Hamilton Co., OH Hospital Facilities Revenue                     7.00%     1/01/12     $  814,687
                  (Deaconess Hospital)
    500,000    Lake Co., OH Limited Tax G.O.                                    6.60     12/01/10        552,500
    750,000    Lorain, OH Water System                                          5.20      4/01/16        740,625
  1,405,000    Lucas-Airport Housing Development Corp.                          5.62     12/01/09      1,412,025
                  Mortgage Revenue Refunding
    390,000    Lucas Northgate Housing Development Corp., OH                    8.12      1/12/05        413,888
  1,500,000    Mahoning Co., OH Hospital                                        5.37     10/15/15      1,490,625
                  (Western Reserve Care System)
    865,000    Marysville, OH Exempted Village School District G.O.             0.00     12/01/13        324,375
  1,000,000    Middleburg Hts., OH Hospital Improvement Revenue                 5.62      8/15/15      1,012,500
                  (Southwest General Health Center)
    500,000    Mount Vernon, OH City School District                            7.50     12/01/14        595,000
                  Unlimited Tax G.O.
  1,835,000    Muskingham Co., OH Hospital Facilities Franciscan Sisters        5.25      2/15/07      1,816,650
  1,000,000    Muskingham Co., OH Hospital Facilities Franciscan Sisters        5.37      2/15/12        981,250
    980,000    Ohio Capital Corp. Housing Mortgage Revenue Refunding            7.70      1/01/25      1,043,700
                  (FHA Section 8 Housing)
    920,000    Ohio Capital Corp. Housing Mortgage Revenue Refunding            6.50      7/01/24        956,800
                  (FHA Section 8 Housing)
  1,000,000    Ohio Capital Corp. Housing Mortgage Revenue Refunding            6.35      7/01/15      1,042,500
               Ohio State Air Quality Development Authority Revenue:
  2,750,000       Cleveland Electric                                            8.00     12/01/13      3,341,250
  1,150,000       Ohio Power Company                                            7.40      8/01/09      1,275,063
  1,600,000    Ohio State Building Authority Revenue                            6.12     10/01/09      1,736,000
                  (Adult Correctional Building)
  1,000,000    Ohio State Building Authority Revenue                            6.12     10/01/12      1,070,000
                  (Adult Correctional Building)
    500,000    Ohio State Economic Development Authority Revenue                6.00      6/01/04        523,750
                  (ABS Industries)
    815,000    Ohio State Economic Development Revenue                          6.50     12/01/09        871,031
                  (Ohio Enterprise Bond Fund)
     25,000    Ohio State Water Development Authority Revenue                   9.25     12/01/12         26,299
  1,000,000    Ohio State Water Development Authority Revenue                   5.90      2/01/15      1,047,500
  1,000,000    Ohio State Water Development Authority Revenue                   6.40      8/15/27      1,068,750
                  (Dayton Power & Light)
  1,000,000    Ohio State Water Development Authority Revenue                   6.30      9/01/20      1,060,000
    500,000    Ottoville Local School District, OH G.O.                         5.90     12/01/21        515,625
  1,000,000    Puerto Rico Electric Power                                       6.00      7/01/15      1,030,000
  --------------------------------------------------------------------------------------------------------------


                   See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

   FACE                        MUNICIPAL BONDS (CONTINUED)                    COUPON    MATURITY          VALUE
  AMOUNT                                                                       RATE
------------------------------------------------------------------------------------------------------------------
$2,000,000    Springdale, OH Hospital Facilities Revenue                       5.87%    11/01/12      $ 1,940,000
                 (Southwestern Ohio Seniors' Services Inc.)
 1,675,000    Stark Co., OH G.O.                                               5.70     11/15/17        1,710,594
 1,000,000    Student Loan Funding Corporation, Cincinnati, OH                 6.15      8/01/10        1,017,500
                 Senior Subordinated Revenue Series 1993A
   500,000    Summit Co., OH Limited Tax G.O.                                  6.90      8/01/12          552,500
   500,000    Toledo, OH Sewage System Revenue                                 6.35     11/15/17          543,125
   725,000    Warren, OH Limited Tax G.O.                                      6.55     12/01/14          839,187
 1,760,000    Westlake, OH Industrial Development Revenue                      6.40      8/01/09        1,865,600
                                                                                                      -----------
                 TOTAL MUNICIPAL BONDS
                    (AMORTIZED COST $67,292,459)                                                       70,202,337
                                                                                                      -----------

 ----------------------------------------------------------------------------------------------------------------

                            SHORT-TERM INVESTMENTS - 2.23%

 ----------------------------------------------------------------------------------------------------------------
 1,600,000    Dreyfus Ohio Municipal Money Market Fund*
                 (AMORTIZED COST $1,600,000)                                      3.18      -           1,600,000
                                                                                                      -----------
              TOTAL INVESTMENTS, at value
                      (AMORTIZED COST $68,892,459) - 100%                                             $71,802,337
                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------



* Dreyfus Ohio Municipal Money Market Fund is a money market mutual fund the investment objective of which is to provide current income exempt from federal regular and Ohio state income taxes consistent with stability of principal. Interest is accrued daily and paid to the Fund monthly. The coupon rate disclosed is the daily rate on December 31, 1995.





                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                    DECEMBER 31, 1995
                                                                                    -----------------
 ASSETS
   Investments in securities, at value (Note 1) (amortized cost $68,892,459)           $71,802,337
   Cash                                                                                    174,509
   Receivable for Fund shares sold                                                          23,296
   Interest receivable                                                                   1,132,355
   Organization expenses, net (Note 1)                                                      19,767
   Prepaid expenses and other assets                                                        14,317
                                                                                       -----------
      TOTAL ASSETS                                                                      73,166,581
                                                                                       -----------

LIABILITIES
   Payable for Fund shares redeemed                                                         62,361
   Accrued investment advisory fee (Note 2)                                                 30,692
   Other accrued expenses payable to adviser (Note 2)                                       22,913
   Other accrued expenses and liabilities                                                    6,680
                                                                                       -----------
      TOTAL LIABILITIES                                                                    122,646
                                                                                       -----------

NET ASSETS                                                                             $73,043,935
                                                                                       ===========
Net assets consist of:
   Aggregate paid-in capital                                                           $71,244,527
   Accumulated undistributed net investment income                                          12,879
   Accumulated net realized loss                                                        (1,123,349)
   Net unrealized appreciation of investments                                            2,909,878
                                                                                       -----------
Net Assets                                                                             $73,043,935
                                                                                       ===========
Shares of capital stock outstanding
   (no par value - unlimited number of shares authorized)                                5,478,261
                                                                                       ===========
Net asset value and redemption price per share (Note 1)                                     $13.33
                                                                                            ======
Maximum offering price per share (Note 1)                                                   $13.60
                                                                                            ======

--------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                 FOR THE SIX MONTHS ENDED
                                                                      DECEMBER 31, 1995
                                                                 ------------------------
INTEREST INCOME                                                                $2,126,973
EXPENSES:
   Investment advisory fee (Note 2)                              $  178,062
   Distribution (Note 2)                                             89,031
   Transfer agency and accounting services fees (Note 2)             45,865
   Professional fees                                                 13,950
   Amortization of organization expense (Note 1)                      5,757
   Printing                                                           4,643
   Trustees' fees (Note 2)                                            4,614
   ICI dues                                                           1,952
   Insurance                                                          1,084
   Registration fees                                                    755
   Other                                                                974
                                                                 ----------
      TOTAL EXPENSES                                                              346,687
                                                                               ----------
NET INVESTMENT INCOME                                                           1,780,286

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                 375,931
   Net increase in unrealized appreciation of investments         2,671,029
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                 3,046,960
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $4,827,246
                                                                               ==========

-----------------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                 SIX MONTHS               YEAR
                                                                                    ENDED                 ENDED
                                                                              DECEMBER 31, 1995       JUNE 30, 1995
                                                                              -------------------------------------
FROM OPERATIONS:
   Net investment income                                                        $ 1,780,286           $  3,815,525
   Net realized gain (loss) on investments                                          375,931             (1,353,239)
   Net increase in unrealized
      appreciation of investments                                                 2,671,029              2,903,704
                                                                                -----------           ------------
      Net increase in net assets resulting from operations                        4,827,246              5,365,990
                                                                                -----------           ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:                   (1,768,636)            (3,825,971)
                                                                                -----------           ------------

FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                                                      7,451,615              9,722,003
   Net asset value of shares issued as distributions                              1,422,793              3,154,243
   Payments for shares redeemed                                                  (8,871,700)           (22,071,088)
                                                                                -----------           ------------
      Net increase (decrease) in net assets from Fund share transactions              2,708             (9,194,842)
                                                                                -----------           ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                           3,061,318             (7,654,823)

NET ASSETS:
   Beginning of period                                                           69,982,617             77,637,440
                                                                                -----------           ------------
   End of period (including undistributed net investment
      income of $12,879 and $1,229, respectively) (Note 1)                      $73,043,935           $ 69,982,617
                                                                                ===========           ============

NUMBER OF FUND SHARES:
   Sold                                                                             573,588                781,164
   Issued as distributions to shareholders                                          109,532                254,251
   Redeemed                                                                        (683,745)            (1,784,364)
                                                                                -----------           ------------
      Net decrease in shares outstanding                                               (625)              (748,949)
   Outstanding at beginning of period                                             5,478,886              6,227,835
                                                                                -----------           ------------
   Outstanding at end of period                                                   5,478,261              5,478,886
                                                                                ===========           ============

------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Gradison-McDonald Municipal Custodian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a management investment company. The Trust was created under Ohio law by a Declaration of Trust dated June 11, 1992. The Trust consists of two series, the Gradison-McDonald Ohio Tax-Free Income Fund and the Gradison-McDonald Intermediate Municipal Income Fund; each of which is a diversified, open-end series representing a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald Ohio Tax-Free Income Fund (the "Fund"), the public offering of shares of which commenced on September 18, 1992.

The Fund changed its fiscal year end to June 30, effective with the June 30, 1994 Annual Report.

The following is a summary of the Trust's significant accounting policies:

SECURITIES VALUATION - Securities are valued in accordance with procedures established by the Board of Trustees by using market quotations provided by an independent pricing service, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

FUTURES CONTRACTS - At the time the Fund enters into a futures contract, it may be required to make a margin deposit with its custodian of a specified amount of cash or eligible securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received on a weekly basis, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund's investments in futures contracts involve, to varying degrees, elements of market risks in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the futures contracts and the price of the securities being hedged. Risks may also arise if there is an illiquid secondary market for the contracts.

At December 31, 1995, the Fund had no outstanding futures contracts.

SECURITIES TRANSACTIONS - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses on sales of securities are calculated on the identified cost basis for financial reporting and tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS - When the Fund purchases securities on a when-issued or delayed delivery basis, the transaction may be entered into a month or more before delivery and payment are made. Such securities are marked to market daily and begin earning interest on the settlement date. In the event that the seller fails to deliver the securities, the Fund could experience a loss to the extent of any appreciation, or a gain to the extent of any depreciation, in the price of the securities.

The Fund will maintain, in a segregated account with its custodian, cash or high-grade portfolio securities having an aggregate value at least equal to the amount of such purchase commitments. At December 31, 1995, the Fund was not committed to the purchase of any when-issued or delayed delivery securities.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Interest income includes interest earned, net of premium and original issue discount, as required by the Internal Revenue Code.

Dividends arising from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

TAXES - It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its taxable net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1995 were $2,967,264 and $57,386, respectively.

As of June 30, 1995, the Fund had a capital loss carryforward for federal income tax purposes of $1,499,280 which can be used to offset future capital gains.

FUND SHARE VALUATION - The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus 2.04% of net asset value (or 2% of the offering price). The offering price is reduced on sales of $250,000 or more. The redemption price per share is equal to the net asset value per share.

EXPENSES - Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

ORGANIZATION EXPENSES - Expenses of organization have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

The Fund's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's average daily net assets at the annual rate of .50%.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, the cost of space and equipment rental, and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $26.50 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .035% on the first $100 million, .025% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $48,000.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the Fund in any fiscal year exceed 1.25% of the average net assets of the Fund. This agreement is subject to termination at any time without notice. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse the Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than 1.25%. For the period ended December 31, 1995, no fees were waived or expenses reimbursed.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Fund's average daily net assets.

During the period ended December 31, 1995, McDonald received sales charges aggregating $64,535 on sales of shares of the Fund.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $3,500 payable in quarterly installments and (b) $250 for each Board of Trustees or committee meeting attended.

NOTE 3 - SUMMARY OF INVESTMENT TRANSACTIONS

For the period ended December 31, 1995, purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $31,759,646 and $31,694,933, respectively.

NOTE 4 - PORTFOLIO COMPOSITION

The concentration of investments as of December 31, 1995, classified by revenue source and credit rating, was as follows:

                     INVESTMENTS BY REVENUE SOURCE
                  ------------------------------------

                 General Obligations              16.5%
                 Revenue Bonds:
                    Health Care                   27.8
                    Utilities                     14.6
                    Housing                       14.3
                    Public Facilities              8.5
                    State Agency                   5.4
                    Industrial Development         3.4
                    Other                          2.9
                 Municipal Lease                   4.4
                 Money Market                      2.2
                                                 -----
                       Total                     100.0%
                                                 =====

                 -------------------------------------

                          INVESTMENTS BY RATING
                 -------------------------------------

                 S&P/Moody's:
                   AAA/Aaa                        53.1%
                   AA/Aa                          11.9
                   A/A                            25.7
                   BBB/Baa                         7.1
                Money Market (1)                   2.2
                                                 -----
                Total                            100.0%
                                                 =====

                 -------------------------------------


(1) Money market funds in the Fund's portfolio invest in obligations rated in one of the two highest short-term rating categories or unrated obligations of comparable quality.

See the Fund's Portfolio of Investments for additional information on portfolio composition.

                                 OHIO TAX-FREE
                                  INCOME FUND



                               GRADISON-MCDONALD






                               SEMIANNUAL REPORT

                               DECEMBER 31, 1995






                       A MUNICIPAL BOND FUND WITH DOUBLE
                      TAX-FREE BENEFITS TO OHIO INVESTORS







                               GRADISON-MCDONALD


This material is intended for distribution to shareholders of the Gradison-McDonald Ohio Tax-Free Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison-McDonald Ohio Tax-Free Income Fund.
McDonald & Company Securities, Inc. - Distributor

                                GRADISON-MCDONALD

                       INTERMEDIATE MUNICIPAL INCOME FUND


LETTER TO SHAREHOLDERS                                         February 14, 1996

Dear Shareholder:

The year ended December 31, 1995 was a very good year for the municipal bond market generally and the Gradison-McDonald Intermediate Municipal Income Fund in particular. A weak U.S. economy and low inflation rate combined to drive interest rates on long-term bonds significantly lower and prices substantially higher. Consequently, the Fund earned a total return for the 12 months ended December 31, 1995 of 12.23% (not including the effect of the sales charge). While this is a very strong performance, municipal bonds could have done even better had it not been for the looming threat of tax reform, which we feel has little chance of passing in its current form.

Looking ahead to 1996, we believe bonds have the potential to move higher in a continuation of the favorable economic environment of last year. With retail sales depressed, industrial production down, consumer confidence low, and layoffs unabated, we see little threat of rising interest rates this year. On the contrary, the Federal Reserve has embarked on a program to stimulate the economy by lowering short-term rates, which could lead to lower rates across the entire maturity spectrum. Of course, the downside is that at some point in the future, the stimulus takes hold, the economy picks up and inflation fears are rekindled. We don't see that as an imminent problem.

As noted above, municipal bond price appreciation has been restrained by the current tax reform discussion, specifically the "flat tax" proposal. Although interesting on the surface, many aspects of a flat tax, such as the loss of the mortgage interest and charitable contribution deductions, the increased borrowing costs of cities and states, the increased tax burden on the middle class, and the negative impact on the budget deficit may make these proposals difficult to enact into law. If the flat tax idea fades or is modified, as we believe it may, municipal bonds could rise as money flows back into the tax free market.

For all of these reasons, we are optimistic about the prospects for bonds and the Gradison-McDonald Intermediate Municipal Income Fund in 1996.

Very truly yours,

/s/ Stephen C. Dilbone

Stephen C. Dilbone
Executive Vice President and Portfolio Manager

                                                             [TELEPHONE GRAPHIC]
                                                                  1-800-869-5999

FINANCIAL HIGHLIGHTS(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(UNAUDITED)

                                                                SIX MONTHS             YEAR            FOR THE PERIOD
                                                                   ENDED               ENDED           APRIL 15, 1994*
                                                             DECEMBER 31, 1995     JUNE 30, 1995      TO JUNE 30, 1994
                                                             ---------------------------------------------------------
Net asset value at beginning of period                            $12.918            $12.718             $12.500
                                                                  -------            -------             -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                             .295               .633                .119
   Net realized and unrealized gain on investments                   .366               .196                .217
                                                                  -------            -------             -------
Total income from investment operations                              .661               .829                .336
                                                                  -------            -------             -------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                             (.300)             (.629)              (.118)
   Distributions from realized capital gains                        (.100)                -                    -
                                                                  -------            -------             -------
Total distributions to shareholders                                 (.400)             (.629)              (.118)
                                                                  -------            -------             -------
Net asset value at end of period                                  $13.179            $12.918             $12.718
                                                                  =======            =======             =======
Total return (1)                                                     5.16%              6.72%               2.76%
                                                                  =======            =======             =======

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)                             $ 13.7            $  14.0             $   7.3
RATIOS NET OF EXPENSES WAIVED BY THE ADVISER (2):
   Ratio of expenses to average net assets                            .99% (3)          0.50%               0.13% (3)
   Ratio of net investment income to average net assets              4.48% (3)          4.95%               4.40% (3)
RATIOS ASSUMING NO ADVISER WAIVER OF EXPENSES (2):
   Ratio of expenses to average net assets                           1.58% (3)          1.68%               2.94% (3)
   Ratio of net investment income to average net assets              3.89% (3)          3.77%               1.58% (3)
Portfolio turnover rate                                             57.72%            137.98%              10.38%

---------------------------------------------------------------------------------------------------------------------

(1) Total returns are based upon an initial investment purchased without the applicable sales charge and represent actual returns over those periods and have not been annualized.
(2) The adviser absorbed expenses of the Fund through waiver of fees and reimbursement of certain expenses (Note 2).
(3) Annualized.
*Date of public offering.



                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

 FACE                       MUNICIPAL BONDS - 100%                           COUPON    MATURITY      VALUE
AMOUNT                                                                        RATE
------------------------------------------------------------------------------------------------------------
$325,000    Auburn Hills, MI Building Authority                               5.50%    11/01/02     $340,031
 500,000    Baton Rouge, LA Public Improvement Sales Tax Revenue              9.00      8/01/98      558,125
 500,000    Corpus Christi, TX, G.O.                                          6.65      3/01/07      546,875
 460,000    Cuyahoga Co., OH Industrial Development                           5.90      6/01/04      490,475
               Refunding Revenue (Southwest Associates Project)
 500,000    Daytona Beach, FL Water & Sewer                                   6.75     11/15/07      582,500
 500,000    Fairfield, OH City School District                                7.75     12/01/09      553,125
 500,000    Franklin Co., OH Industrial Development Revenue Refunding         5.85      6/01/02      531,875
               (Hoover Universal Inc. Project)
 500,000    Gateway Economic Development Corporation                          6.87      9/01/05      555,000
               of Greater Cleveland
 500,000    Hamilton Co., OH Hospital Facilities Revenue                      6.75      5/15/09      528,750
               (Children's Hospital)
 490,000    Harris Co., TX Housing Finance Corporation Multifamily            5.60      9/01/19      507,763
               Housing (Colonial House Apartment Project)
 500,000    Hawaii State Airports System Revenue                              6.30      7/01/01      542,500
 500,000    Islip, NY Resource Recovery Agency                                6.05      7/01/04      546,250
 500,000    Louisville, KY Housing Assistance Corporation                     7.00      1/01/10      536,250
               (FHA Insured Mortgage Loan-Carrousel Properties)
 740,000    Mahoning Co., OH Hospital Western Reserve                         5.15     10/15/06      758,500
 500,000    Maine Educational Loan Marketing Corporation                      6.05     11/01/04      530,625
               Senior Student Loan Revenue
 400,000    McAlister, OK Public Works Authority                              8.25     12/01/00      465,000
 500,000    Michigan State Housing Development Authority                      6.00      4/01/01      533,750
               Rental Housing Revenue
 300,000    Ohio State Economic Development Revenue                           6.50     12/01/09      320,625
               (Ohio Enterprise Bond Fund)
 750,000    Ohio State Economic Development Revenue                           5.60     12/01/03      765,000
               (Smith Steelite Co.)
 400,000    Puerto Rico Highway & Transportation Authority                    6.37      7/01/08      432,000
 -----------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

 FACE                     MUNICIPAL BONDS (CONTINUED)                        COUPON    MATURITY         VALUE
AMOUNT                                                                        RATE
----------------------------------------------------------------------------------------------------------------
$500,000    Shelby Co., TN Health Facilities Revenue                          7.37%     6/01/01      $   542,500
               (Methodist Health Systems, Inc.)
 400,000    South Dakota Student Loan Finance                                 5.50      8/01/98          409,500
 400,000    Student Loan Funding Corporation, Cincinnati, OH                  5.95      8/01/05          412,000
               Senior Subordinated Revenue
 400,000    Westlake, OH Industrial Development Revenue Refunding             6.00      8/01/04          426,000
               (Westbay Manor I and II Projects) FHA
 400,000    West Clermont, OH Local School District                           6.00     12/01/00          435,500
 500,000    Youngstown, OH City School District Revenue                       5.50      6/15/96          503,675
               Anticipation Notes
                                                                                                     -----------

            TOTAL MUNICIPAL BONDS, AT VALUE
               (AMORTIZED COST = $12,853,965) - 100%                                                 $13,354,194
                                                                                                     ===========

----------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                 DECEMBER 31, 1995
                                                                                 -----------------
 ASSETS
   Investments in securities, at value (Note 1) (amortized cost $12,853,965)        $13,354,194
   Cash                                                                                 213,806
   Interest receivable                                                                  201,120
   Organization expenses, net (Note 1)                                                    6,733
   Prepaid expenses and other assets                                                     56,522
                                                                                    -----------
       TOTAL ASSETS                                                                  13,832,375
                                                                                    -----------

LIABILITIES
   Payable for Fund shares redeemed                                                      25,399
   Accrued investment advisory fee (Note 2)                                              28,844
   Other accrued expenses payable to adviser (Note 2)                                    44,872
   Other accrued expenses and liabilities                                                19,432
                                                                                    -----------
       TOTAL LIABILITIES                                                                118,547
                                                                                    -----------

NET ASSETS                                                                          $13,713,828
                                                                                    ===========
   Net assets consist of:
      Aggregate paid-in capital                                                     $13,200,984
      Accumulated undistributed net investment income                                        34
      Accumulated net realized gain                                                      12,581
      Net unrealized appreciation of investments                                        500,229
                                                                                    -----------
   Net Assets                                                                       $13,713,828
                                                                                    ===========
   Shares of capital stock outstanding
      (no par value - unlimited number of shares authorized)                          1,040,594
                                                                                    ===========
   Net asset value and redemption price per share (Note 1)                               $13.18
                                                                                         ======
   Maximum offering price per share (Note 1)                                             $13.45
                                                                                         ======

-----------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                 FOR THE SIX MONTHS ENDED
                                                                     DECEMBER 31, 1995
                                                                 ------------------------
INTEREST INCOME                                                                  $375,809
EXPENSES
   Investment advisory fee (Note 2)                              $  34,345
   Transfer agency and accounting services fees (Note 2)            27,699
   Distribution (Note 2)                                            17,173
   Professional fees                                                12,833
   Registration fees                                                 8,428
   Trustees' fees (Note 2)                                           4,599
   Amortization of organization expense (Note 1)                     1,021
   Other                                                             2,351
                                                                 ---------
      TOTAL EXPENSES                                               108,449
      LESS FEES WAIVED BY THE ADVISER (NOTE 2)                     (40,131)
                                                                 ---------
      NET EXPENSES                                                                 68,318
                                                                                 --------
NET INVESTMENT INCOME                                                             307,491

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                103,382
   Net increase in unrealized appreciation of investments          282,631
                                                                 ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                   386,013
                                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $693,504
                                                                                 ========

-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                 SIX MONTHS               YEAR
                                                                                    ENDED                 ENDED
                                                                              DECEMBER 31, 1995       JUNE 30, 1995
                                                                              -------------------------------------
FROM OPERATIONS:
   Net investment income                                                        $   307,491           $   622,610
   Net realized gain on investments                                                 103,382                11,539
   Net increase in unrealized appreciation
      of investments                                                                282,631               220,153
                                                                                -----------           -----------
      Net increase in net assets resulting from operations                          693,504               854,302
                                                                                -----------           -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                           (313,229)             (617,514)
   Net realized capital gains                                                      (103,082)                    -
                                                                                -----------           -----------
      Decrease in net assets from distributions to shareholders                    (416,311)             (617,514)
                                                                                -----------           -----------

FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                                                      1,283,113            10,710,665
   Net asset value of shares issued as distributions                                351,773               532,240
   Payments for shares redeemed                                                  (2,189,122)           (4,752,618)
                                                                                -----------           -----------
      Net increase (decrease) in net assets from Fund share transactions           (554,236)            6,490,287
                                                                                -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (277,043)            6,727,075


NET ASSETS:
   Beginning of period                                                           13,990,871             7,263,796
                                                                                -----------           -----------
   End of period (including undistributed net investment
      income of $34 and $5,772, respectively) (Note 1)                          $13,713,828           $13,990,871
                                                                                ===========           ===========

NUMBER OF FUND SHARES:
   Sold                                                                              97,839               844,755
   Issued as distributions to shareholders                                           26,849                41,982
   Redeemed                                                                        (167,152)             (374,835)
                                                                                -----------           -----------
      Net increase (decrease) in shares outstanding                                 (42,464)              511,902
   Outstanding at beginning of period                                             1,083,058               571,156
                                                                                -----------           -----------
   Outstanding at end of period                                                   1,040,594             1,083,058
                                                                                ===========           ===========

-----------------------------------------------------------------------------------------------------------------



                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Gradison-McDonald Municipal Custodian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a management investment company. The Trust was created under Ohio law by a Declaration of Trust dated June 11, 1992. The Trust consists of two series, the Gradison-McDonald Intermediate Municipal Income Fund and the Gradison-McDonald Ohio Tax-Free Income Fund; each of which is a diversified, open-end series representing a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald Intermediate Municipal Income Fund (the "Fund"), the public offering of shares of which commenced on April 15, 1994.

The following is a summary of the Trust's significant accounting policies:

SECURITIES VALUATION - Securities are valued in accordance with procedures established by the Board of Trustees by using market quotations provided by an independent pricing service, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses on sales of securities are calculated on the identified cost basis for financial reporting and tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS - When the Fund purchases securities on a when-issued or delayed delivery basis, the transaction may be entered into a month or more before delivery and payment are made. Such securities are marked to market daily and begin earning interest on the settlement date. In the event that the seller fails to deliver the securities, the Fund could experience a loss to the extent of any appreciation, or a gain to the extent of any depreciation, in the price of the securities.

The Fund will maintain, in a segregated account with its custodian, cash or high-grade portfolio securities having an aggregate value at least equal to the amount of such purchase commitments. At December 31, 1995, the Fund was not committed to the purchase of any when-issued or delayed delivery securities.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Interest income includes interest earned, net of premium and original issue discount, as required by the Internal Revenue Code.

Dividends arising from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

TAXES - It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its taxable net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1995 were $500,229 and none, respectively.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

FUND SHARE VALUATION - The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus 2.04% of net asset value (or 2% of the offering price). The offering price is reduced on sales of $250,000 or more. The redemption price per share is equal to the net asset value per share.

EXPENSES - Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

ORGANIZATION EXPENSES - Expenses of organization have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

The Fund's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's average daily net assets at the annual rate of .50%.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, the cost of space and equipment rental, and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $26.50 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .035% on the first $100 million, .025% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $48,000.

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the Fund in any fiscal year exceed 1.25% of the average net assets of the Fund. This agreement is subject to termination at any time without notice. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse the Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than 1.25%. For the period ended December 31, 1995, McDonald waived advisory fees of $34,345 and transfer agency and accounting services fees of $5,786.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Fund's average daily net assets.

During the period ended December 31, 1995, McDonald received sales charges aggregating $16,335 on sales of shares of the Fund.

The officers of the Trust are also officers of McDonald.

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $3,500 payable in quarterly installments and (b) $250 for each Board of Trustees or committee meeting attended.

NOTE 3 - SUMMARY OF INVESTMENT TRANSACTIONS

For the period ended December 31, 1995, purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $7,821,514 and $8,612,839, respectively.

NOTE 4 - PORTFOLIO COMPOSITION

The concentration of investments as of December 31, 1995, classified by state, credit rating and revenue source, was as follows:

                            INVESTMENTS BY STATE
                      --------------------------------

                      Ohio                        54.6%
                      Michigan                     6.5
                      Florida                      4.4
                      Hawaii                       4.1
                      Louisiana                    4.1
                      New Mexico                   4.1
                      Tennessee                    4.1
                      Kentucky                     4.0
                      Maine                        4.0
                      Texas                        3.8
                      S. Dakota                    3.1
                      Other                        3.2
                                                 -----
                         Total                   100.0%
                                                 =====

                      --------------------------------


                            INVESTMENTS BY RATING
                      --------------------------------

                      S&P/Moody's
                         AAA/Aaa                  57.1%
                         AA/Aa                    14.7
                         A/A                      28.2
                                                 -----
                         Total                   100.0%
                                                 =====

                      --------------------------------


                       INVESTMENTS BY REVENUE SOURCE
                      --------------------------------

                      General Obligations         14.1%
                      Revenue Bonds:
                        Health Care               17.4
                        Housing                   15.0
                        Industrial Development    12.1
                        Higher Education          10.1
                        Transportation             8.4
                        Public Facilities          7.6
                        Other (1)                 15.3
                                                 -----
                         Total                   100.0%
                                                 =====

                      --------------------------------

(1) Individually less than 5%.

See the Fund's Portfolio of Investments for additional information on portfolio composition.

GRADISON-MCDONALD FAMILY OF FUNDS

Increasingly, MUTUAL FUNDS are the preferred vehicle for starting and building an investment program. And today, GRADISON-MCDONALD is a preferred name in mutual funds for a GROWING number of investors.

GOVERNMENT INCOME FUND

An income fund which invests in intermediate to long-term U.S. Government securities.

OHIO TAX-FREE INCOME FUND

An income fund which seeks to provide income exempt from Federal income tax and Ohio state personal income tax.*

GROWTH & INCOME FUND

A common stock fund that seeks long-term capital growth, current income and growth of income.

ESTABLISHED VALUE FUND

A common stock fund that seeks long-term capital growth by investing in companies that are included in the Standard & Poor's 500 Index and other large companies.

OPPORTUNITY VALUE FUND

A common stock fund that seeks long-term capital growth by investing in companies that are generally smaller in size than those included in the Standard & Poor's 500 Index.

INTERNATIONAL FUND

A common stock fund that seeks capital growth by investing in common stocks of non United States companies.

MONEY MARKET FUNDS

Gradison-McDonald offers a full range of taxable and tax-free money market funds.

Prospectuses are available upon request by calling (800) 869-5999 and should be read carefully before you invest or send money. An investment in the money market funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that they will be able to maintain a stable $1.00 share price. The value of an investment in other funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns of all funds will fluctuate.

*Investment income may be subject to the federal alternative minimum tax. Capital gains, if any, are taxable.

11
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                            INTERMEDIATE MUNICIPAL
                                 INCOME FUND



                              GRADISON-MCDONALD





                              SEMIANNUAL REPORT
                              DECEMBER 31, 1995





                     AN INTERMEDIATE MUNICIPAL BOND FUND
                   SEEKING A HIGH LEVEL OF AFTER-TAX INCOME




                              GRADISON-MCDONALD

This material is intended for distribution to shareholders of the Gradison-McDonald Intermediate Municipal Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison-McDonald Intermediate Municipal Income Fund.
McDonald & Company Securities, Inc. - Distributor